Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Company's geographic operations
Net revenues	$ 665,106	$ 529,329	$ 482,829
Long-lived assets	80,920	76,640	74,511
PRC
Company's geographic operations
Net revenues	660,695	525,678	479,341
Long-lived assets	75,691	76,195	74,112
International
Company's geographic operations
Net revenues	4,411	3,651	3,488
Long-lived assets	$ 5,229	$ 445	$ 399